Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 91.1%	Shares	Value
Communication Services - 13.7%
Alphabet, Inc. - Class A	1,081	$207,444
Alphabet, Inc. - Class C	1,013	195,367
Charter Communications, Inc. - Class A (a)(b)	63	16,970
Comcast Corp. - Class A	1,702	56,558
Electronic Arts, Inc.	115	17,536
Meta Platforms, Inc. - Class A	403	311,696
Netflix, Inc. (a)	195	226,083
Take-Two Interactive Software, Inc. (a)	83	18,487
T-Mobile US, Inc. (b)	518	123,496
Trade Desk, Inc. - Class A (a)	205	17,827
Warner Bros Discovery, Inc. (a)	1,131	14,895
		1,206,359

Consumer Discretionary - 12.1%
Airbnb, Inc. - Class A (a)	197	26,085
Amazon.com, Inc. (a)	1,972	461,665
Booking Holdings, Inc.	15	82,561
DoorDash, Inc. - Class A (a)(b)	182	45,545
Lululemon Athletica, Inc. (a)	52	10,428
Marriott International, Inc. - Class A	125	32,979
MercadoLibre, Inc. (a)	23	54,599
O'Reilly Automotive, Inc. (a)(b)	391	38,443
PDD Holdings, Inc. - ADR (a)	305	34,602
Ross Stores, Inc. (b)	150	20,481
Starbucks Corp. (b)	520	46,363
Tesla Motors, Inc. (a)(b)	676	208,391
		1,062,142

Consumer Staples - 4.5%
Coca-Cola Europacific Partners PLC	210	20,353
Costco Wholesale Corp.	202	189,807
Keurig Dr Pepper, Inc.	621	20,276
Mondelez International, Inc. - Class A	591	38,232
Monster Beverage Corp. (a)	446	26,202
PepsiCo, Inc.	626	86,338
The Kraft Heinz Co.	541	14,856
		396,064

Energy - 0.5%
Baker Hughes Co.	452	20,362
Diamondback Energy, Inc.	133	19,772
		40,134

Financials - 0.3%
PayPal Holdings, Inc. (a)	445	30,598

Health Care - 4.2%
Amgen, Inc.	246	72,595
AstraZeneca PLC - ADR	272	19,880
Biogen, Inc. (a)	67	8,576
DexCom, Inc. (a)	178	14,377
GE HealthCare Technologies, Inc. (b)	208	14,834
Gilead Sciences, Inc.	568	63,781
IDEXX Laboratories, Inc. (a)	36	19,235
Intuitive Surgical, Inc. (a)	163	78,418
Regeneron Pharmaceuticals, Inc.	48	26,182
Vertex Pharmaceuticals, Inc. (a)(b)	117	53,454
		371,332

Industrials - 4.4%
Automatic Data Processing, Inc.	185	57,257
Axon Enterprise, Inc. (a)	35	26,442
Cintas Corp.	185	41,172
Copart, Inc. (a)	441	19,991
CSX Corp.	858	30,493
Fastenal Co.	525	24,218
Honeywell International, Inc. (b)	293	65,149
Old Dominion Freight Line, Inc.	96	14,328
PACCAR, Inc.	240	23,702
Paychex, Inc.	165	23,814
Thomson Reuters Corp.	205	41,187
Verisk Analytics, Inc.	63	17,559
		385,312

Information Technology - 48.8%(c)
Adobe, Inc. (a)	195	69,750
Advanced Micro Devices, Inc. (a)	741	130,646
Analog Devices, Inc.	226	50,766
Apple, Inc.	2,775	576,007
Applied Materials, Inc. (b)	366	65,902
AppLovin Corp. - Class A (a)	141	55,089
ARM Holdings PLC - ADR (a)(b)	61	8,624
ASML Holding NV	40	27,788
Atlassian Corp. - Class A (a)	75	14,383
Autodesk, Inc. (a)	97	29,402
Broadcom, Inc.	1,445	424,396
Cadence Design System, Inc. (a)	125	45,571
CDW Corp. (b)	60	10,463
Cisco Systems, Inc.	1,810	123,225
Cognizant Technology Solutions Corp. - Class A	225	16,146
Crowdstrike Holdings, Inc. (a)	113	51,366
Datadog, Inc. - Class A (a)	146	20,437
Fortinet, Inc. (a)	350	34,965
GlobalFoundries, Inc. (a)	252	9,422
Intel Corp. (b)	1,993	39,461
Intuit, Inc.	127	99,712
KLA Corp.	60	52,742
Lam Research Corp.	585	55,481
Marvell Technology, Inc.	393	31,585
Microchip Technology, Inc.	246	16,627
Micron Technology, Inc.	511	55,771
Microsoft Corp.	1,381	736,763
MicroStrategy, Inc. - Class A (a)	116	46,616
NVIDIA Corp.	4,533	806,285
NXP Semiconductors NV	115	24,584
ON Semiconductor Corp. (a)	191	10,765
Palantir Technologies, Inc. - Class A (a)(b)	1,035	163,892
Palo Alto Networks, Inc. (a)(b)	305	52,948
QUALCOMM, Inc.	502	73,674
Roper Technologies, Inc.	48	26,419
Shopify, Inc. - Class A (a)	556	67,949
Synopsys, Inc. (a)	85	53,589
Texas Instruments, Inc.	415	75,140
Workday, Inc. - Class A (a)	98	22,479
Zscaler, Inc. (a)	71	20,275
		4,297,105

Materials - 1.1%
Linde PLC	215	98,956

Real Estate - 0.2%
CoStar Group, Inc. (a)	192	18,277

Utilities - 1.3%
American Electric Power Co., Inc.	243	27,493
Constellation Energy Corp.	143	49,741
Exelon Corp.	461	20,717
Xcel Energy, Inc.	263	19,315
		117,266
TOTAL COMMON STOCKS (Cost $7,096,782)		8,023,545

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58% (d)	909,540	909,540
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $909,540)		909,540

TOTAL INVESTMENTS - 101.4% (Cost $8,006,322)		8,933,085
Liabilities in Excess of Other Assets - (1.4)%		(122,837)
TOTAL NET ASSETS - 100.0%		$8,810,248
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $870,279.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Schedule of Futures Contracts
July 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
NASDAQ 100 Annual Dividend Index	19	12/19/2025	$296,020	$(12,952)
NASDAQ 100 Annual Dividend Index	20	12/18/2026	337,000	2,514
NASDAQ 100 Annual Dividend Index	20	12/17/2027	342,000	4,515
Net Unrealized Appreciation (Depreciation)				$(5,923)

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$8,023,545	$–	$–	$8,023,545
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	909,540
Total Investments	$8,023,545	$–	$–	$8,933,085

Other Financial Instruments:
Futures Contracts*	$7,029	$–	$–	$7,029
Total Other Financial Instruments	$7,029	$–	$–	$7,029

Liabilities:
Other Financial Instruments:
Futures Contracts*	$(12,952)	$–	$–	$(12,952)
Total Other Financial Instruments	$(12,952)	$–	$–	$(12,952)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $909,540 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.